Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Mar. 31, 2026
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets, net consisted of the following:

	As of March 31,
	2025	2026
	$	$

Prepaid expenses	132	140
Payment in advance	4	13
Deposits	207	3
Other	87	97
Less: allowance for expected credit losses	-	-

Total prepaid expenses and other current assets, net	430	253

Schedule of Movements of Expected Credit Loss Provision

Details of the movements of the expected credit loss provision for prepaid expenses and other current assets, net are as follows:

	Years ended March 31,
	2024	2025	2026
	$	$	$

At beginning of year	2	-	-
Provision (reversal) for the year	(2)	-	-

At end of year	-	-	-